Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The compensation committee has adopted an Equity Award Grant Policy that provides for the timing of grants of annual equity awards to our executive officers that is consistent with our annual compensation cycle. Pursuant to this practice, the compensation committee or its subcommittee approves the intended dollar value of annual equity awards to be granted to our executive officers during its first regularly scheduled meeting held during the first quarter of our fiscal year. The compensation committee or its subcommittee then approves the grant of the annual equity awards to our executive officers, including the vesting schedule and other terms and conditions applicable thereto, during its regularly scheduled meeting in the second quarter of our fiscal year. The number of shares to be awarded as part of the annual grants is generally determined by dividing the intended award value by (i) in the case of options, the Black Scholes valuation of an option as of the date of grant and (ii) in the case of RSUs, the average trading price for a share of the Company’s Class A common stock over the 30 trading days preceding the grant date. The dates for these committee meetings are typically set more than a year in advance on a fairly consistent cadence year over year. Our compensation committee also has delegated authority to our management equity committee, which during 2025 consisted of our Block Head and People Lead, to make equity grants within predetermined guidelines to employees and consultants who are not our Section 16 officers or members of our management equity committee. Awards to our non-employee directors are granted automatically pursuant to our outside director compensation policy.
Occasionally, we may also grant equity awards outside our annual grant cycle, including for new hires, promotions, or other special circumstances. The timing of any equity grants to executive officers in connection with any such new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
In all cases, the timing of grants of equity awards, including stock options, is intended to occur independent of the release of any material non-public information, and we do not otherwise time the grant of equity-based awards to take advantage of the release of material non-public information or time the disclosure of material non-public information for the purpose of affecting the value of executive equity-based compensation.
During 2025, we did not grant stock options to any named executive officers during the period(s) beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	Pursuant to this practice, the compensation committee or its subcommittee approves the intended dollar value of annual equity awards to be granted to our executive officers during its first regularly scheduled meeting held during the first quarter of our fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In all cases, the timing of grants of equity awards, including stock options, is intended to occur independent of the release of any material non-public information, and we do not otherwise time the grant of equity-based awards to take advantage of the release of material non-public information or time the disclosure of material non-public information for the purpose of affecting the value of executive equity-based compensation.
During 2025, we did not grant stock options to any named executive officers during the period(s) beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

MNPI Disclosure Timed for Compensation Value	false